9. General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
General And Administrative Expenses
General and Administrative Expenses

9.          General and administrative expenses

The following table shows the different types of expenses allocated to general and administrative costs for the years ended December 31:

	2020	2019	2018
Personnel expenses	6,319	5,358	4,929
Legal, consulting and audit expenses	5,601	3,055	2,881
Other expenses	1,795	1,853	1,828
	13,715	10,266	9,638